PROPERTY, PLANT AND EQUIPMENT, NET - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 30,268
Depreciation during the year	3,044	$ 3,021	$ 690
Ending Balance	5,221	30,268
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	35,017	7,177
Additions during the year	1,562	4,578
Additions related to acquisitions		23,130
Deconsolidation of Trichome	(18,310)
Foreign currency translation	(522)	132
Ending Balance	17,747	35,017	7,177
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(4,749)	(1,645)
Depreciation during the year	3,044	3,021
Impairment	8,655
Deconsolidation of Trichome	(3,665)
Foreign currency translation	(257)	83
Ending Balance	(12,526)	(4,749)	(1,645)
Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	21,414
Ending Balance	3,456	21,414
Buildings and improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	23,156	2,477
Additions during the year	267	1,932
Additions related to acquisitions		18,828
Deconsolidation of Trichome	(13,770)
Foreign currency translation	(104)	(81)
Ending Balance	9,549	23,156	2,477
Buildings and improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,742)	(184)
Depreciation during the year	1,549	1,554
Impairment	5,258
Deconsolidation of Trichome	(2,428)
Foreign currency translation	(28)	4
Ending Balance	(6,093)	(1,742)	(184)
Production equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,318
Ending Balance	1,049	6,318
Production equipment and furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,270	2,761
Additions during the year	795	1,846
Additions related to acquisitions		3,584
Deconsolidation of Trichome	(4,186)
Foreign currency translation	(173)	79
Ending Balance	4,706	8,270	2,761
Production equipment and furniture [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,952)	(919)
Depreciation during the year	988	993
Impairment	1,931
Deconsolidation of Trichome	(1,095)
Foreign currency translation	(119)	40
Ending Balance	(3,657)	(1,952)	(919)
Greenhouse structure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,506
Ending Balance	0	1,506
Greenhouse structure [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,182	1,595
Additions during the year	49	508
Additions related to acquisitions		0
Deconsolidation of Trichome	0
Foreign currency translation	(120)	79
Ending Balance	2,111	2,182	1,595
Greenhouse structure [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(676)	(444)
Depreciation during the year	139	206
Impairment	1,377
Deconsolidation of Trichome	0
Foreign currency translation	(81)	26
Ending Balance	(2,111)	(676)	(444)
Computer, software and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	706
Ending Balance	398	706
Computer, software and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,039	279
Additions during the year	240	261
Additions related to acquisitions		455
Deconsolidation of Trichome	(302)
Foreign currency translation	(46)	44
Ending Balance	931	1,039	279
Computer, software and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(333)	(81)
Depreciation during the year	286	241
Impairment	52
Deconsolidation of Trichome	(121)
Foreign currency translation	(17)	11
Ending Balance	(533)	(333)	(81)
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	324
Ending Balance	318	324
Motor vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	370	65
Additions during the year	211	31
Additions related to acquisitions		263
Deconsolidation of Trichome	(52)
Foreign currency translation	(79)	11
Ending Balance	450	370	65
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(46)	(17)
Depreciation during the year	82	27
Impairment	37
Deconsolidation of Trichome	(21)
Foreign currency translation	(12)	2
Ending Balance	$ (132)	$ (46)	$ (17)